Related Party Transactions - Schedule of Amount Due to Related Party (Details) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total	$ 392,235
Hui Zhang, Shareholder of Yangshuo [Member]
Total	$ 392,235